GUIDESTONE FUNDS

Supplement dated December 27, 2018

to

Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.     NOTIFICATION OF ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of GuideStone Funds’ (the “Trust”) Annual and Semi-Annual Reports to Shareholders (“shareholder reports” or “reports”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Trust or from your financial intermediary, such as a broker-dealer. Instead, the reports will be made available on the Trust’s website (GuideStoneFunds.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Fund by calling 1-888-GS-FUNDS (1-888-473-8637) or enrolling at www.MyGuideStone.org, or by contacting your financial intermediary (such as a broker-dealer).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Trust, calling 1-888-GS-FUNDS (1-888-473-8637) to let the Fund(s) know of your request. Your election to receive reports in paper will apply to all Funds held in your account.

II.     CHANGES TO MEDALLION SIGNATURE GUARANTEE REQUIREMENTS

Under the heading “Medallion Signature Guarantees,” on page 192, the bullet points pertaining to IRA and GuideStone Investment Accounts and Institutional Class Accounts are deleted in their entirety and replaced with the following, effective January 1, 2019:

For IRA and GuideStone Investment Accounts:

•	Any written redemption request for $50,000 or more.

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.

•

Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $50,000 or more.

i

For Institutional Accounts:

•	Any written redemption request for $250,000 or more.

•	Redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) and the registered address.

•

Transfers into an account with a different registration (including a different name, address, taxpayer identification number or account type) from originating accounts that have an account balance of $250,000 or more.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ii

GUIDESTONE FUNDS

Supplement dated December 27, 2018

to

Statement of Additional Information dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I.    ADDITION OF TRUSTEE TO BOARD OF TRUSTEES

The SAI is hereby amended to add David B. McMillan as a not “interested person” of the Board of Trustees of GuideStone Funds (“Independent Trustee”), as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, effective February 1, 2019.

In the section entitled The Board of Trustees, on page 54, the paragraph is deleted in its entirety and replaced with the following:

The Board of Trustees. The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to oversee the management of the Trust. The Board meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. Only shareholders of the Trust, by a vote of a majority of the outstanding shares, may fill vacancies or otherwise elect a Trustee. The Board is comprised of 10 individuals, two of whom are considered “interested” Trustees as defined by the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. The remaining Trustees are deemed to be not “interested persons” of the Trust as defined by Section 2(a)(19) of the 1940 Act (“Independent Trustees”).

Under the heading “Management of the Funds,” beginning on page 54, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
		INDEPENDENT TRUSTEES
David B. McMillan (1957) 5005 Lyndon B Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2019	Chief Executive Officer and Founder, Peridot Energy LLC, 2008 – present; Chief Executive Officer, INEA International/VHSC Cement, 2015-2017.	24	GuideStone Financial Resources - Board of Trustees Member, July 2010 - June 2018; GuideStone Financial Resources - Chairman of the Audit Committee, July 2013 - June 2018; GuideStone Capital Management, LLC, Board of Directors Member, July 2011 - June 2018; GuideStone Capital Management, LLC – Chairman of the Board of Directors, July 2013 – June 2018; GuideStone Investment Services - Chairman of the Board of Directors, May 2014 - June 2018; GuideStone Resource Management, Inc. - Chairman of the Board of Directors, May 2014 - June 2018.
(1)

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

i

In addition, under the heading “Management of the Funds,” on page 58, the following paragraph is added in alphabetical order:

David B. McMillan. Mr. McMillan is the Chief Executive Officer (“CEO”) and Founder of Peridot Energy LLC, which today primarily provides senior management and consulting services to startup companies, since 2008. From 2015 to 2017, he was CEO of INEA International/VHSC Cement LLC, a private equity sponsored company with patented technology for converting fly ash into PozzoSlag, a replacement for Portland Cement in concrete. Mr. McMillan has previously served as a member of the Board of Trustees of GuideStone Financial Resources from 2010 to 2018, where he was Chairman of the Audit Committee from 2013 to 2018; member of the Board of Directors of GuideStone Capital Management, LLC from 2011 to 2018, where he served as Chairman from 2013 to 2018; Chairman of the Board of Directors of GuideStone Investment Services from 2014 to 2018; and Chairman of the Board of Directors of GuideStone Resource Management, Inc. from 2014 to 2018. He holds a Bachelor of Science degree in Chemical Engineering, cum laude, from Texas A&M University. In addition, Mr. McMillan is a member of the American Institute of Chemical Engineers.

In the section entitled Audit Committee, on page 59, the paragraph is deleted in its entirety and replaced with the following:

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, Messrs. George, Hartis, Hazel, Mack, McMillan (upon commencement of his service on the Board), Morgan and Tucker and Dr. Kersey. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) appoint the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements, which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. During the fiscal year ended December 31, 2017, there were three meetings of the Audit Committee.

In the section entitled Nominating Committee, on page 60, the paragraph is deleted in its entirety and replaced with the following:

Nominating Committee. The Board has a Nominating Committee, comprised only of the Independent Trustees, Messrs. George, Hartis, Hazel, Mack, McMillan (upon commencement of his service on the Board), Morgan and Tucker and Dr. Kersey. Pursuant to its charter, the Nominating Committee is responsible for the nomination of candidates to serve as Trustees. The Trust’s governing documents provide that only shareholders, by a vote of a majority of the outstanding shares, may fill vacancies in the Board or otherwise elect a Trustee. The Trust documents further provide that the selection and nomination of persons to fill vacancies on the Board to serve as Independent Trustees shall be committed to the discretion of the Independent Trustees then serving, provided that shareholders may also nominate and select persons to serve in these positions. During the fiscal year ended December 31, 2017, there was one meeting of the Nominating Committee.

In the section entitled Security and Other Interests, on page 60, the following information is added in alphabetical order to the portion of the table listing the Independent Trustees, which is current as of September 30, 2018:

Name of Trustee	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INDEPENDENT TRUSTEES
David B. McMillan	$10,001 - $50,000 in the Defensive Market Strategies Fund $10,001 - $50,000 in the Equity Index Fund $10,001 - $50,000 in the Growth Equity Fund	Over $100,000

ii

In the section describing Security and Other Interests, beginning on page 60, the following two paragraphs after the table are deleted in their entirety and replaced with the following:

As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of September 30, 2018.

Dr. Hahn and Mr. Tucker’s spouses are participants in the Southern Baptist Churches 403(b)(9) Retirement Plan established and maintained by GuideStone Financial Resources. Mr. Mack is a participant in the 403(b)(9) Retirement Plan for the South Carolina Baptist Convention established and maintained by GuideStone Financial Resources.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

iii